CHACONIA
                              INCOME & GROWTH FUND







                                 ANNUAL REPORT
                               December 31, 1996




                      CHACONIA INCOME & GROWTH FUND, INC.
                            Schedule of Investments
                               December 31, 1996



COMMON STOCKS
                                                       Market
         Shares                                        Value
         ------                                        -----
                  COMMON STOCKS (65.05%)
                  AEROSPACE & DEFENSE (1.28%)
         2,700    Raytheon Co. ....................    $   129,938
                                                        ----------
                  Aircraft (1.23%)
         1,360    Lockheed Martin Corp.............        124,440
                                                        ----------
                  AUTOMOTIVE (1.29%)
         4,100    Ford Motor Co. Del. .............        130,687
                                                        ----------
                  BANKING (5.55%)
         5,400    Federal National Mortgage Assoc..        201,150
         3,700    First Chicago NBD Corp...........        198,875
         3,300    Suntrust Banks Inc...............        162,525
                                                        ----------
                                                           562,550
                                                        ----------
                  BUSINESS SERVICES (0.91%)
         500      AC-Nielsen Corp.*................         7,563
         1,500    Cognizant Corp...................        49,500
         1,500    Dun and Bradstreet Corp..........        35,625
                                                        ---------
                                                           92,688
                                                        ---------
                  CAPITAL GOODS (1.14%)
         1,200    Emerson Electric Co..............       116,100
                                                        ---------
                  DRUGS & HEALTH CARE (11.34%)
         4,000    Abbott Labs......................       203,000
         2,700    American Home Products Corp......       158,288
         1,400    Bristol-Meyers Squibb............       152,250
         3,000    Columbia/HCA Healthcare Corp.....       122,250
         2,600    Lilly, Eli & Co..................       189,800
         2,500    Merck & Co. Inc..................       198,125
         7,500    Mylan Labs Inc...................       125,625
                                                        ---------
                                                        1,149,338
                                                        ---------

COMMON STOCKS (continued)
                                                          Market
         Shares                                           Value
         -------                                          ------
                  FOODS (7.65%)
         4,600    Anheuser Busch Cos. Inc..........  $    184,000
         8,000    Archer Daniels Midland...........       176,000
         3,950    Heinz H.J. Co....................       141,213
         2,100    Kellogg Co.......................       137,812
         3,000    McDonalds Corp...................       135,750
                                                       ----------
                                                          774,775
                                                       ----------
                  INDUSTRIALS (2.89%)
         4,300    Browning Ferris Inds. Inc........       112,875
         8,300    Hanson PLC.......................        56,025
         3,800    WMX Technologies.................       123,975
                                                       ----------
                                                          292,875
                                                       ----------
                  INSURANCE (5.97%)
         2,800    Chubb Corp.......................       150,500
         900      General RE Corp..................       141,975
         5,650    Old Republic International Corp..       151,137
         4,100    Safeco Corp......................       161,694
                                                       ----------
                                                          605,306
                                                       ----------
                  MANUFACTURING/PROCESSING (1.47%)
         2,200    Phelps Dodge Corp................       148,500
                                                       ----------
                  MUTUAL FUNDS (1.68%)
         69,406   Trinidad & Tobago Unit Trust Corp./
                  First Unit Scheme................       170,038
                                                       ----------
                  PAPER PRODUCTS (1.60%)
         1,700    Kimberly Clark Corp..............       161,925
                                                       ----------
                  PETROLEUM (5.27%)
         2,300    Amoco Corp......................        185,150
         2,100    Exxon Corp......................        205,800
         1,400    Shell Transportation and
                     Trading .....................        143,325
                                                       ----------
                                                          534,275
                                                       ----------
                  RAILROADS (1.47%)
         1,700    Norfolk Southern Corp ..........        148,750
                                                       ----------

                       See notes to financial statements

                      CHACONIA INCOME & GROWTH FUND, INC.
                            Schedule of Investments
                               December 31, 1996



COMMON STOCKS (continued)
                                                           Market
         Shares                                            Value

                  RETAIL (2.33%)
         5,000    Gap Inc.........................   $    150,625
         8,200    K mart Corp.....................         85,075
                                                       ----------
                                                          235,700
                                                       ----------
                  TECHNOLOGY (6.69%)
         2,600    Compaq Computer Corp............        193,050
         3,800    Hewlett Packard Co..............        190,950
         1,200    Intel Corp......................        157,125
         900      International Business
                     Machines Inc.................        135,900
                                                       ----------
                                                          677,025
                                                       ----------
                  TOBACCO (0.26%)
         2,075    Imperial Tobacco................         26,456
                                                       ----------
                  UTILITIES (5.03%)
         3,900    Cinergy Corp....................        130,162
         7,200    Southern Co.....................        162,900
         4,000    Telefones De Mexico.............        132,000
         3,100    Unicom Corporation..............         84,088
                                                       ----------
                                                          509,150
                                                       ----------
                  TOTAL COMMON STOCKS
                  (Cost $5,312,713)...............      6,590,516
                                                       ==========

BONDS
         Principal
         Amount
                  LONG TERM INVESTMENTS (32.07%)
                  U.S. Government Securities (26.78%)
        $350,000  U.S. Treasury Note
                  8.625%, due 08/15/97.............       356,125
         300,000  U.S. Treasury Note
                  8.875%, due 11/15/98.............       315,469
         300,000  U.S. Treasury Note
                  8.00%, due 08/15/99..............       314,250
         150,000  U.S. Treasury Note
                  7.875%, due 11/15/99.............       157,219
         200,000  U.S. Treasury Note
                  6.25%, due 05/31/00..............       200,937
         300,000  U.S. Treasury Note
                  5.875%, due 02/15/04.............       292,219

BONDS (continued)
         Principal                                        Market
         Amount                                           Value
         --------                                         -----
         400,000  U.S. Treasury Bond
                  9.375%, due 02/15/06.............  $    481,375
         139,925  FNMA
                  6.000%, due 02/01/09.............       134,722
         129,443  FHLMC Gold
                  8.00%, due 10/01/10..............       133,366
         100,000  U.S. Treasury Note
                  8.125%, due 05/15/21.............       116,031
         200,000  U.S. Treasury Note
                  7.250%, due 08/15/22.............       211,625
                                                       ----------
                                                        2,713,338
                                                       ----------
                  BANKING (0.95%) 100,000 Nations Bank Corp.
                  6.50%, due 03/15/06..............        95,804
                                                       ----------
                  MORTGAGE BACK-CMO (2.36%)
         90,850   GNMA 7.00%, due 09/15/09.........        91,616
         147,280  GNMA 7.50%, due 03/15/26.........       147,556
                                                       ----------
\                                                         239,172
                                                       ----------
                  UTILITIES (1.98%)
         100,00   Northwest Corp. Med. Term Note
                  7.125%, due 04/01/00..............      102,381
         100,00   Rockwell Intl. Corp. Note
                  6.625%, due 06/01/05..............       98,655
                                                       ----------
                                                          201,036
                                                       ----------
                  TOTAL LONG TERM INVESTMENTS
                  (Cost $3,205,674).................    3,249,350
                                                       ----------
                  SHORT TERM INVESTMENTS (2.74%)
         277,899  Citibank Money Market Fund
                  (Cost $277,899)...................      277,899
                                                       ----------

                  TOTAL INVESTMENTS
                  (Cost $8,796,286)     99.86%         10,117,765
                  Other assets less
                     liabilities         0.14%             14,265
                                                       ----------
                  TOTAL NET ASSETS     100.00%       $ 10,132,030
                                                       ==========

* Non-income Producing

                       See notes to financial statements


                      CHACONIA INCOME & GROWTH FUND, INC.
                      Statement of Assets and Liabilities
                               December 31, 1996




Assets
         Investments in securities, at value
                  (cost $8,796,286)..............        $ 10,117,765
         Dividends and interest receivable.......              71,672
         Receivable for fund shares sold.........             199,267
         Other assets............................               2,542
                                                          -----------
         Total assets............................          10,391,246
                                                          -----------
Liabilities
         Dividends payable.......................             155,517
         Payable for fund shares redeemed........                 403
         Accrued adviser fee.....................              18,082
         Accrued distribution fee................              21,601
         Accrued legal fee.......................              24,997
         Other accrued expenses..................              38,616
                                                          -----------
         Total liabilities.......................             259,216
                                                          -----------

         Net Assets .............................         $10,132,030
                                                           ==========
Net Assets Consist of:
         Capital stock, no par value; unlimited
                  shares authorized; 970,525 shares
                  outstanding....................         $ 8,870,544
         Distribution in excess of net
                  investment income..............             (24,461)
         Distribution in excess of net realized gains
                  on investments.................             (35,532)
         Net unrealized appreciation
                  on investments.................           1,321,479
                                                          -----------
             Net Assets..........................         $10,132,030
                                                          ===========
         Net asset value, redemption and offering
                  price per share
                  ($10,132,030/970,525)..........         $     10.44
                                                          ===========



                      CHACONIA INCOME & GROWTH FUND, INC.
                             Statement of Operations
                               December 31, 1996


Investment Income:
         Interest...............................         $   291,018
         Dividends..............................             222,142
                                                         -----------
         Total Investment Income................             513,160
                                                         -----------
Expenses:
         Adviser fees ..........................              90,164
         Distribution fees......................              66,352
         Legal fees.............................              49,997
         Administrative fees....................              50,678
         Custodian fees.........................              26,534
         Audit fees.............................              17,989
         Accounting services....................              20,064
         Transfer agent fees....................              17,791
         Printing expense.......................              18,132
         Directors' fees and expenses...........               4,972
         Service fees...........................               9,673
         Other expenses.........................               4,092
                                                         -----------
         Total expenses.........................             376.438
                                                         -----------

        Net investment income..................             136,722
                                                         -----------

Realized and Unrealized Gains
on Investments
         Net realized gains on investments......           1,723,063
         Net decrease in unrealized appreciation
                  on investments................          (1,382,198)
                                                          -----------
         Net gains on investments...............             340,865
                                                          -----------
         Net increase in net assets resulting
                  from operations...............        $    477,587
                                                         ===========




                      CHACONIA INCOME & GROWTH FUND, INC.
                       Statement of Changes in Net Assets
                               December 31, 1996





                                                  For the           For the
                                                 year ended,       year ended
                                                Dec. 31, 1996     Dec. 31, 1995
                                                -------------     -------------

Operations:
Net investment income.................         $   136,722        $   305,421
                                                ----------         ----------
Net realized gains on
         investments..................           1,723,063            408,399

Net increase/(decrease) in
         unrealized appreciation
         on investments...............          (1,382,198)         2,764,622
                                                ----------         ----------
Net increase in net assets
         resulting from operations....             477,587          3,478,442
                                                ----------         ----------
Dividends and Distributions to Shareholders:
Dividend from net
         investment income.............           (136,722)          (305,421)
Distribution in excess of
         net investment income.........             (7,820)            (4,498)
Distribution from net realized gains
         on investments................         (1,728,862)          (408,399)
Distribution in excess of net realized
         gains on investments..........            (29,733)                 0
                                                ----------         ----------
Total dividends and distributions......         (1,903,137)          (718,318)
                                                ----------         ----------
Fund Share Transactions:
Proceeds from shares sold..............          5,807,966          2,051,054
Dividends reinvested...................          1,777,784            914,562
Payment for shares redeemed............        (13,837,552)          (231,691)
                                                ----------         ----------
Net increase/(decrease) in net assets
         from fund share transactions..         (6,251,802)         2,733,925
                                                ----------         ----------
Net increase/(decrease) in
         net assets....................         (7,677,352)         5,494,049

Net Assets, Beginning
         of Year.......................         17,809,382         12,315,333
                                                ----------         ----------
Net Assets, End of Year................       $ 10,132,030       $ 17,809,382
                                                ==========         ==========


                      CHACONIA INCOME & GROWTH FUND, INC.
                          Notes to Financial Statements


1. ORGANIZATION

Chaconia Income & Growth Fund, Inc. (the "Fund") is organized as a Maryland Corporation, incorporated on October 24, 1990, and registered as an open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations on May 11, 1993.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation - Securities traded on national securities exchanges are valued at the last sales price. Over-the-counter securities and listed securities for which no sales price is available, are valued at the mean between the latest bid and asked prices. Short-term securities which mature in 60 days or less are valued at cost, which, when combined with accrued interest receivable, approximates value.

B. Security Transactions - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

C. Federal Income Tax Status - No provision for federal income taxes is required since the Fund intends to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.
D. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date.

E. Other - The fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

3. INVESTMENT TRANSACTIONS:

Investment transactions, excluding short-term investments, for the year ended December 31, 1996 were as follows:


     Purchases............  $8,233,154
     Sales................  13,557,799

At December 31, 1996, the cost of securities for federal income tax purposes was $8,802,085. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,500,753 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $185,073.

4. INVESTMENT MANAGEMENT AGREEMENT:

The Fund has an investment advisory and management agreement with Invesco Capital Management, Inc. ("Adviser"). Under this agreement, the Adviser provides the Fund with investment advisory and management services for which the Fund pays a fee at an annual rate of the greater of $50,000 or 0.75% of the portion of the daily net assets not exceeding $10 million; 0.50% of the portion of the daily net assets exceeding $10 million but not exceeding $20 million and 0.25% of the portion of the daily net assets exceeding $20 million.

5. DISTRIBUTION FEES:

The Board of Directors has adopted a Distribution Plan applicable to the Fund under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. Pursuant to the Plan, registered broker-dealers and qualified recipients will be reimbursed by the Fund for distribution expenditures up to a limit of 0.50% of 1% on an annual basis of the Fund's average daily net assets.

6. FUND SHARE TRANSACTIONS:

At December 31, 1996, there were 2,000,000 shares authorized at $.01 par value.



                                                    For the           For the
                                                   year ended        year ended
                                                  Dec. 31, 1996     Dec. 31, 1995
                                                  -------------     ------------
Shares sold..........................                 474,665          170,791
Dividend reinvestment................                 170,632           79,702
Shares repurchased...................              (1,142,602)*        (21,210)
                                                   ----------         --------
                                                     (497,305)         229,283
                                                   ==========         ========


* During the year ended December 31, 1996 the Fund's largest shareholder redeemed 1,065,612 shares representing it's entire holding.


                              Financial Highlights



                                                                                                   For the period
                                                                                                    May 11, 1993
                                                                                                  (Commencement
                                                  For the        For the          For the         of operations)
                                                 year ended,     year ended,      year ended          through
                                               Dec. 31, 1996   Dec. 31, 1995    Dec. 31, 1994     Dec. 31, 1993
                                               -------------   -------------    -------------     -------------

Net asset value, beginning of period........    $12.13           $ 9.94              $10.20           $10.00
                                                ------           ------              ------            -----
Income from investment operations
    Net investment income...................       .13              .24                 .13              .03
    Net realized and unrealized gains
    (losses) on investments.................       .55             2.47                (.13)             .21
                                                ------           ------              ------            -----
Total from investment operations............       .68             2.71                 .00              .24
                                                ------           ------              ------            -----
Less dividends and distributions
Dividend from net investment income.........      (.17)            (.23)               (.13)            (.04)
Distribution in excess of net investment
   income...................................      (.01)             .00 +               .00 +            .00 +
Distribution from realized gains............     (2.15)            (.28)               (.13)             .00 +
Distribution in excess of net realized
   gains on investments.....................      (.04)             .00                 .00              .00
                                                ------           ------              ------            -----
Total dividends and distributions...........     (2.37)            (.51)               (.26)            (.04)
Net asset value, end of period..............   $ 10.44          $ 12.13              $ 9.94          $ 10.20
                                                ======           ======               =====           ======
Total return based on net asset value
   per share................................      5.61%           27.16%                  0%            2.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)....   $ 10,132         $17,809             $12,315          $12,105
Ratios to Average Net Assets:
    Expenses................................       2.84%           2.37%               2.87%            2.73% **
    Net investment income...................       1.03%           2.09%               1.25%             .53% **
Portfolio turnover rate.....................      72.91%          26.23%              40.13%             .55%
Average commission rate per share ++            $.06131             N/A                 N/A              N/A




**  Annualized.
+   Less than $.01 per share
++ For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose the average commission rate per share it paid for trades on which commissions are charged.

                       See notes to financial statements

REPORT OF INDEPENDENT ACCOUNTANTS

To The Shareholders and
Board of Directors of
Chaconia Income & Growth Fund, Inc.:

     We have audited the accompanying statement of assets and liabilities of Chaconia Income & Growth Fund, Inc., including the schedule of investments, as of December 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from May 11, 1993 (commencement of operations) to December 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Chaconia Income & Growth Fund, Inc. as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

New York, New York
February 6, 1997

LETTER TO SHAREHOLDERS
CHACONIA INCOME & GROWTH FUND, INC.

                                                            January 28, 1997

Dear Shareholder,

     We are pleased to report on the financial and investment performance of Chaconia Income and Growth Fund Inc. (the "Fund") for the fiscal year ended December 31, 1996. The Board is pleased with the performance of the Fund during the period and we hope that shareholders are equally satisfied with the returns achieved in the third full year of the operation of the Fund. This performance was attained notwithstanding the redemption of 1,065,612 shares (US$12.9 million) by the Fund's largest shareholder. This action however served to enhance the overall stability of the Fund in the context of a rapidly expanding shareholder base which now approaches the two thousand (2,000) mark. We enclose for your information and review the audited financial statements for the year ended December 31, 1996.

Market Overview
---------------
This past year was another outstanding year for the market and The Chaconia Income and Growth Fund. The market's returns were highly concentrated in 1996. For the year, only six of fifteen sectors outperformed the S&P 500. Technology was by far the best performing sector, followed by financial services, capital goods, and multi-industry. With technology's eminence in 1996, the more speculative growth stocks outperformed value stocks. The poorest performing sectors were utilities, consumer services, and business equipment/services. In fact, retail and business equipment/services actually produced negative returns for the year. Despite pursuing a conservative investment posture, the equities and bonds in the Chaconia portfolio returned 14.03% and (0.08%) respectively for the year.

The economic environment continued to be ideal for financial assets. The US economy grew fast enough to create jobs, but not too fast to raise inflationary concerns. Corporate profits remained surprisingly strong, as both demand and productivity rose whilst Washington remained relatively unchanged following the national elections. The budget deficit as a percentage of National Income fell significantly. Many investors concluded that a new paradigm has unfolded - the so called Goldilocks era. In this era all the "economic forces work in concert with one another - not too hot, not too cold, but just right."

History does not indicate that the economic bliss can continue ad infinitum. Hence, Chaconia is purchasing high quality stocks and bonds, whilst still maintaining a strict adherence to risk controls. The year continued the cyclical-trend of higher risk stocks outperforming lower risk issues. According to Vestek, stocks with higher betas, lower yields, and higher price-to-book ratios performed best in 1996. The Chaconia portfolio is highly diversified, it has a significantly lower price earnings ratio than the market, and a dividend yield greater than the market. We believe this posture is prudent and gives the Chaconia the greatest probability of superior, risk-adjusted, long-term performance.

In conclusion, the Board wishes to thank INVESCO for their consistently favourable performance in managing the portfolio. Further, we continue to be grateful to our shareholders for the confidence they have reposed in the Board and the Fund. We look forward to Chaconia producing strong, risk-adjusted results in 1997.



/s/ Rolston Nelson
Mr. Rolston Nelson
Chairman



/s/ Clarry Benn
Mr. Clarry Benn
President



                    COMPARISON OF CHANGE IN VALUE OF $10,000
                  INVESTMENT IN CHACONIA FUND & THE BENCHMARK
                           SINCE INCEPTION OF 5/11/93

[Graph Shown Here]

This graph shows the comparison of the portfolio and it's benchmark. At December 31, 1996, the value of a $10,000 investment made at the Fund's inception would be $13,751 versus the benchmark value of $15,171.


Annualized Return

1 Year         3 Year         Since Inception
 5.6%          10.3%               9.1%


Past performance is not predictive of future performance.

Benchmark represents an index which consists of an equal weighting between the S&P 500 and the LBGC Bond Index.